Summary of Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Line Items]
Total revenues	$ 20,022	$ 32,055	$ 128,056	$ 51,644
Change in allowance for doubtful accounts	1,819		1,517
Contract liabilities	230		$ 357
Non-US
Accounting Policies [Line Items]
Total revenues	$ 2,931	$ 0